TAXATION	12 Months Ended
Dec. 31, 2025
TAXATION
TAXATION

19. TAXATION

Cayman Islands

Under the current tax laws of the Cayman Islands, the Group is not subject to tax on its income or capital gains. In addition, upon payment of dividends by The9 Limited to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The Group’s subsidiaries incorporated in Hong Kong did not have assessable profits that were derived in Hong Kong during the years ended December 31, 2023, 2024 and 2025. Therefore, no Hong Kong income tax has been provided for in the years presented.

Singapore

The Group’s subsidiaries incorporated in Singapore did not have assessable profits that were derived in Singapore during the years ended December 31, 2023, 2024 and 2025. Therefore, no Singapore income tax has been provided for in the years presented.

PRC

The Group’s subsidiaries and VIE subsidiaries incorporated in the PRC are subject to Enterprise Income Tax (“EIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the PRC Enterprise Income Tax Law (“EIT Law”), which went into effect as of January 1, 2008. The Group’s subsidiaries and VIE subsidiaries in the PRC are generally subject to EIT at a statutory rate of 25%. The subsidiaries that hold a “High and New Technology Enterprise” (“HNTE”) qualification are subject to a 15% preferential EIT rate. The HNTE qualification is valid for three years and every qualified HNTE company is required to re-apply for it in the three years after receiving approval. In October 2017, Shanghai IT renewed its HNTE qualification and obtained approval in 2018, which entitles Shanghai IT to enjoy a preferential EIT rate of 15% during the period from 2018 to 2020. Shanghai IT’s HNTE qualification expired in November 2020 and has not been renewed. As Shanghai IT did not have taxable income for the years ended December 31, 2023, 2024 and 2025, Shanghai IT has not benefited from this preferential income tax rate.

United States

The Group’s subsidiaries incorporated in the U.S. are registered in the state of Delaware and are subject to U.S. federal corporate marginal income tax rate of 21% and state income tax rate of 8.7%, respectively.

On December 22, 2017, the U.S. government enacted the Tax Cuts and Jobs Act (the “Tax Act”), which included significant changes to the U.S. corporate income tax system. The Tax Act created a requirement that certain income such as Global Intangible Low-Taxed Income (“GILTI”) earned by a controlled foreign corporation (“CFC”) must be included in the gross income of the CFC’s U.S. shareholder. The Group has evaluated the relevant provisions of the Tax Act, including GILTI, and concluded that the Tax Act had no material effect on the financial statements.

The Tax Act creates a new requirement that certain income such as Global Intangible Low-Taxed Income (“GILTI”) earned by a controlled foreign corporation (“CFC”) must be included in the gross income of the CFC U.S. shareholder. The Group has evaluated these provisions of the Tax Act and whether taxes due on future U.S. inclusions related to GILTI be recorded as current-period expense when incurred, or factored into measurement of deferred taxes. The Group concluded that the Tax Act had no material effect to the financial statements.

Income (loss) before income taxes consists of:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)			(Note 3)
Mainland China	(50,136)	(42,551)	(67,851)	(9,703)
Other jurisdictions	62,712	(31,091)	(340,955)	(48,755)
Total profit income (loss) before tax	12,576	(73,642)	(408,806)	(58,458)

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income (loss) are as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)			(Note 3)
Current income tax expense
PRC	—	—	110	16
Deferred income tax expense (benefit)	—	—	—	—
	—	—	110	16

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory EIT rate and the Group’s effective tax rate is as follows:

	For the year ended	For the year ended
	December 31,	December 31,
	2023	2024

PRC statutory EIT rate	25%	25%
Effect of different tax rates in other jurisdictions	0%	(270)%
Change in future tax rate (upon expiration of preferential rate)	(1)%	0%
Change of prior year deferred tax assets	(37)%	16%
Change of valuation allowance	194%	174%
Income not subject to tax and non-deductible expenses, net	16%	(2)%
Effect of expired net operating loss	(197)%	57%
PRC withholding tax	0%	0%
Effective EIT rate	0%	0%

Reconciliation between the statutory EIT rate and the Group’s effective tax rate reflecting the prospective adoption of ASU 2023-09 is as follows:

	For the year ended
	December 31,
	2025
	RMB	USD
	(in thousands)
PRC statutory EIT rate	(99,071)	(14,167)	24%
Effect of different tax rates in other jurisdictions	—	—	—%
Change in future tax rate (upon expiration of preferential rate)	(6,458)	(923)	2%
Change of prior year deferred tax assets	66,281	9,478	(16)%
Change of valuation allowance	45,994	6,577	(11)%
Income not subject to tax and non-deductible expenses, net	1,166	167	(1)%
Effect of expired net operating loss	(7,802)	(1,116)	2%
PRC withholding tax	—	—	—%
Effective EIT rate	110	16	0%

Significant components of deferred tax assets

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)		(Note 3)
Temporary differences related to expenses and accruals	530	460	66
Temporary differences related to impairment on advances to suppliers	306	306	44
Temporary differences related to provision for credit losses	600	601	86
Other	—	23	3
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	(3,392)	(3,317)	(474)
Startup expenses and advertising fees	33	14	2
Temporary differences related to equity investments	7,747	14,041	2,008
Temporary differences related to provision for prepayment for equipment	—	—	—
Tax loss carry forwards	142,365	97,392	13,926
Total deferred tax assets	148,189	109,520	15,661
Less: Valuation allowance	(148,189)	(109,520)	(15,661)
Total deferred tax assets	—	—	—

Movement of valuation allowance on deferred tax assets

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)		(Note 3)
Beginning balance	84,879	148,189	21,191
Increase (decrease) in valuation allowance	63,310	(38,669)	(5,530)
Ending balance	148,189	109,520	15,661

For the years ended December 31, 2024 and 2025, the Group recorded an increase of valuation allowance of approximately RMB 63.3 million and a decrease of RMB 38.7 million (US$5.5 million), respectively. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring as unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law.

As of December 31, 2025, the Group’s PRC subsidiaries had net operating loss carry forwards amounting to RMB 401.3 million which will expire from 2026 to 2030. The Group has provided a full valuation allowance as it is not more likely than not that the net operating losses can be utilized before expiry. According to Caishui 2018 No. 76, with effect from January 1, 2018, losses of qualified HNTE in the current year occurred five years before the year in which the entity qualified for HNTE and have not been made up shall be allowed to be carried forward to subsequent years to be made up, and the maximum carry-forward period shall be extended from five years to ten years. For the year ended December 31, 2025, the Group paid income taxes of RMB 0.1 million, all of which were paid in the PRC. No income taxes were paid in any other jurisdiction for the years ended December 31, 2023, 2024 and 2025.

Withholding Tax and Undistributed Profits

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under the tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Group has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned after December 31, 2007 from its PRC subsidiaries with operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Group’s subsidiaries established in the PRC have been provided as of December 31, 2024 and 2025. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interests in VIE because these VIE do not have any accumulated earnings as of December 31, 2024 and 2025.

Uncertain Tax Positions

The Group made its assessment of the level of authority for each tax position (including the potential application of interests and penalties) based on the tax positions’ technical merits, and measured the unrecognized benefits associated with the tax positions. The Group did not have any unrecognized tax benefits as of December 31, 2024 and 2025. The Group does not anticipate that unrecognized tax benefits will significantly increase or decrease within the next twelve months. For the years ended December 31, 2023, 2024 and 2025, the Group did not have any material interest and penalties associated with its tax positions.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined. In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The tax years 2020 through 2025 remain open to examination by the PRC tax authorities.